Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Short-term Borrowings
Schedule of short-term borrowings

	As of March 31,
	2025	2024
Short-term borrowings	$6,480	$6,765
Current portion of vehicle loan	24	13
	$6,504	$6,778